Advances to Suppliers and Other (Details) - Schedule of advances to suppliers - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Advances To Suppliers Abstract
Advance to suppliers	$ 515,137	$ 2,112,852
Advance payment for potential land purchase	4,201,354
Total	$ 4,716,491	$ 2,112,852